Label	Element	Value
Global Atlantic BlackRock Disciplined Value Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Global Atlantic BlackRock Disciplined Value Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2025, the Portfolio's portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	112.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of domestic large capitalization companies. Additionally, the Portfolio may invest in securities of foreign issuers. Securities will be selected using a proprietary quantitative model and will consist primarily of equity securities of companies with similar capitalizations of the companies included in the Russell 1000® Value Index. However, the Portfolio may invest in securities outside the Russell 1000® Value Index capitalization range. The model systematically tracks and ranks the characteristics of stocks of primarily large capitalization value issuers located in the United States, but may also include foreign issuers, and is designed to select stocks based on an analysis of a wide range of factors, such as relative value, earnings quality, market sentiment, and thematic insights. The Portfolio's sub-adviser is BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser"). The value investment style generally involves investing in stocks of companies that are trading at a discount to peer group companies, based on such financial metrics as dividend yield and price-to-earnings, price-to-revenue and price-to-book ratios.

The Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities listed in U.S. equity markets, but may also invest in foreign securities. The Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers.

Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

The Portfolio may use derivatives, including futures, to gain equity exposure and to manage cash flows into or out of the Portfolio effectively. Derivatives are financial instruments whose value is derived from underlying market factors or another asset, such as a security, a commodity, a currency or an index.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of domestic large capitalization companies.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of two indexes. The Russell 1000® Value Index serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The Russell 1000® Index serves as the Portfolio's regulatory index and provides a broad measure of market performance.

The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class I Annual Total Return by Calendar Year
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter	4th Quarter 2020	15.26%
Lowest Quarter	1st Quarter 2020	-25.54%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	15.26%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(25.54%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Global Atlantic BlackRock Disciplined Value Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic BlackRock Disciplined Value Portfolio | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Global Atlantic BlackRock Disciplined Value Portfolio | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Global Atlantic BlackRock Disciplined Value Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic BlackRock Disciplined Value Portfolio | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Global Atlantic BlackRock Disciplined Value Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Global Atlantic BlackRock Disciplined Value Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability, sanctions, and differing auditing and legal standards.

Global Atlantic BlackRock Disciplined Value Portfolio | Issuer Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.
Global Atlantic BlackRock Disciplined Value Portfolio | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic BlackRock Disciplined Value Portfolio | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic BlackRock Disciplined Value Portfolio | Portfolio Turnover Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Global Atlantic BlackRock Disciplined Value Portfolio | Quantitative Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the use of these models will result in effective investment decisions for the Portfolio.

Global Atlantic BlackRock Disciplined Value Portfolio | Settlement Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Global Atlantic BlackRock Disciplined Value Portfolio | Value Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Value Stock Risk: Value stocks involve the risk that they may never reach what the Sub-Adviser believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the Sub-Adviser misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of mutual funds.

Global Atlantic BlackRock Disciplined Value Portfolio | Global Atlantic BlackRock Disciplined Value Portfolio Class I Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	750
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 750
Global Atlantic BlackRock Disciplined Value Portfolio | Global Atlantic BlackRock Disciplined Value Portfolio Class II Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,049
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,049
Global Atlantic BlackRock Disciplined Value Portfolio | Global Atlantic BlackRock Disciplined Value Portfolio Class III Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.75%
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	The "Other Expenses" for Class III shares are based on estimated amounts.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	930
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 930
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.30%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.69%
Global Atlantic BlackRock Disciplined Value Portfolio Class I Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(7.97%)
Annual Return [Percent]	oef_AnnlRtrPct	25.28%
Annual Return [Percent]	oef_AnnlRtrPct	4.14%
Annual Return [Percent]	oef_AnnlRtrPct	26.58%
Annual Return [Percent]	oef_AnnlRtrPct	(8.37%)
Annual Return [Percent]	oef_AnnlRtrPct	13.95%
Annual Return [Percent]	oef_AnnlRtrPct	15.96%
Annual Return [Percent]	oef_AnnlRtrPct	17.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.45%
Performance Inception Date	oef_PerfInceptionDate	Nov. 01, 2017
Global Atlantic BlackRock Disciplined Value Portfolio Class II Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.19%
Performance Inception Date	oef_PerfInceptionDate	Nov. 01, 2017

[1]	The "Other Expenses" for Class III shares are based on estimated amounts.